THE MANAGERS FUNDS

MANAGERS SPECIAL EQUITY FUND

Supplement dated May 20, 2009

to the Prospectus dated May 1, 2009

The following information supplements and supersedes any information to the contrary relating to Managers Special Equity Fund (the “Fund”), a series of The Managers Funds (the “Trust”), contained in the Fund’s Prospectus dated May 1, 2009 (the “Prospectus”).

At a meeting held on May 20, 2009, the Trust’s Board of Trustees approved the termination of the subadvisory agreements with respect to the Fund between the Fund’s investment manager, Managers Investment Group LLC (“Managers”), and each of Skyline Asset Management, L.P. (“Skyline”) and Westport Asset Management Inc. (“Westport”). Therefore, effective May 20, 2009, Skyline and Westport will no longer be subadvisors to the Fund, and the Fund’s portfolio will continue to be subadvised by Federated MDTA LLC (“MDT”), Lord, Abbett & Co. LLC (“Lord Abbett”), Ranger Investment Management, L.P. (“Ranger”) and Smith Asset Management Group L.P. (“Smith Group,” and collectively with MDT, Lord Abbett and Ranger, the “Subadvisors”), each managing a portion of the portfolio.

With respect to the Fund, Managers is responsible for managing and transferring assets formerly managed by Skyline and Westport to the remaining Subadvisors. Managers has employed a transition manager to assist with the transfer of assets. The assets formerly managed by Skyline and Westport remain invested in the securities they have selected until they are transferred or sold. Keitha L. Kinne is primarily responsible for overseeing the transition manager on behalf of Managers. Ms. Kinne is a Managing Partner and Chief Operating Officer of Managers and has held those positions since 2007, and has been the Chief Investment Officer of Managers since 2008. Previously, she served as Managing Director at Legg Mason & Co., LLC during 2006 and 2007, served as Managing Director at Citigroup Asset Management from 2004 to 2006, and also served as Senior Vice President of Prudential Investments from 1999 to 2004.

Effective May 20, 2009, the Prospectus is hereby amended as follows:

All references to Skyline and Westport shall be deleted, and all references to the Subadvisors to the Fund shall now refer to MDT, Lord Abbett, Ranger and Smith Group. In addition, the Fund’s assets will be allocated among four Subadvisors, and none of the Fund’s Subadvisors will utilize a value approach to investing. As a result of completing this style shift, the Fund’s benchmark has been changed from the Russell 2000® Index to the Russell 2000® Growth Index. All references to Skyline and Westport shall be deleted and the portfolio managers who are employees of either firm shall be deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

THE MANAGERS FUNDS

MANAGERS SPECIAL EQUITY FUND

Supplement dated May 20, 2009

to the Statement of Additional Information dated May 1, 2009

The following information supplements and supersedes any information to the contrary relating to Managers Special Equity Fund (the “Fund”), a series of The Managers Funds (the “Trust”), contained in the Fund’s Statement of Additional Information dated May 1, 2009 (the “SAI”).

At a meeting held on May 20, 2009, the Trust’s Board of Trustees approved the termination of the subadvisory agreements with respect to the Fund between the Fund’s investment manager, Managers Investment Group LLC (“Managers”), and each of Skyline Asset Management, L.P. (“Skyline”) and Westport Asset Management Inc. (“Westport”). Therefore, effective May 20, 2009, Skyline and Westport will no longer be subadvisors to the Fund, and the Fund’s portfolio will continue to be subadvised by Federated MDTA LLC (“MDT”), Lord, Abbett & Co. LLC (“Lord Abbett”), Ranger Investment Management, L.P. (“Ranger”) and Smith Asset Management Group L.P. (“Smith Group,” and collectively with MDT, Lord Abbett and Ranger, the “Subadvisors”), each managing a portion of the portfolio.

Effective May 20, 2009, all references to Skyline and Westport as subadvisors to the Fund in the SAI shall be deleted. All references to the Subadvisors to the Fund shall now refer to MDT, Lord Abbett, Ranger and Smith Group. In addition, the sections of the SAI titled “Subadvisors and Portfolio Managers of the Equity and Bond Funds – Managers Special Equity Fund – Skyline Asset Management, L.P. (“Skyline”)” and “Westport Asset Management Inc. (“Westport”)” on pages sixty-six and sixty-eight, respectively, and Appendices F and G relating to the proxy voting policies of Skyline and Westport, respectively, are hereby deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE